Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	$ 141,025	$ 180,856	[1]
Additions	18,456	14,755
Disposal	(3,784)	(1,285)
Transfers
Depreciation and depletion	(12,132)	(13,407)
Foreign currency translation adjustment of subsidiaries	17,801	(39,894)
Property, plant and equipment, ending	161,366	141,025
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	2,277
Additions	5,068	3,857
Disposal
Transfers		(1,134)
Depreciation and depletion
Foreign currency translation adjustment of subsidiaries	458	(446)
Property, plant and equipment, ending	7,803	2,277
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	41,721	55,840
Additions	1,983	66
Disposal
Transfers
Depreciation and depletion	(2,257)	(2,331)
Foreign currency translation adjustment of subsidiaries	5,149	(11,854)
Property, plant and equipment, ending	46,596	41,721
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	69,522	92,706
Additions	5,794	2,015
Disposal	(2,252)	(701)
Transfers		851
Depreciation and depletion	(5,330)	(4,956)
Foreign currency translation adjustment of subsidiaries	8,790	(20,393)
Property, plant and equipment, ending	76,524	69,522
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	3,056	4,204
Additions	2,673	2,232
Disposal	(1,532)	(583)
Transfers
Depreciation and depletion	(1,970)	(2,043)
Foreign currency translation adjustment of subsidiaries	473	(754)
Property, plant and equipment, ending	2,700	3,056
Mining rights [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	24,007	27,483
Additions	2,929	6,528
Disposal
Transfers		283
Depreciation and depletion	(2,455)	(3,974)
Foreign currency translation adjustment of subsidiaries	2,877	(6,313)
Property, plant and equipment, ending	27,358	24,007
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	442	623
Additions	9	57
Disposal		(1)
Transfers
Depreciation and depletion	(120)	(103)
Foreign currency translation adjustment of subsidiaries	54	(134)
Property, plant and equipment, ending	385	442
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	159,595	189,448
Property, plant and equipment, ending	191,136	159,595
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	2,277
Property, plant and equipment, ending	7,803	2,277
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	45,039	57,540
Property, plant and equipment, ending	52,612	45,039
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	76,285	95,679
Property, plant and equipment, ending	89,305	76,285
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	6,082	5,702
Property, plant and equipment, ending	4,864	6,082
Gross carrying amount [member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	29,306	29,810
Property, plant and equipment, ending	35,861	29,306
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	606	717
Property, plant and equipment, ending	691	606
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(18,570)	(8,592)
Property, plant and equipment, ending	(29,770)	(18,570)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning
Property, plant and equipment, ending
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(3,318)	(1,700)
Property, plant and equipment, ending	(6,016)	(3,318)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(6,763)	(2,973)
Property, plant and equipment, ending	(12,781)	(6,763)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(3,026)	(1,498)
Property, plant and equipment, ending	(2,164)	(3,026)
Accumulated depreciation and amortisation [member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(5,299)	(2,327)
Property, plant and equipment, ending	(8,503)	(5,299)
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning	(164)	(94)
Property, plant and equipment, ending	$ (306)	$ (164)

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.